Unaudited Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021
OPERATING EXPENSES:
LOSS FROM OPERATIONS	$ (78,381)	$ (469,271)			$ (1,202,399)		$ (670,916)
OTHER (EXPENSE) INCOME:
Changes in fair value of derivative warrant liabilities	(925)	5,041			169,836		67,155
Interest income		3,948			64,949		4,634
Total other income (expense), net	(925)	8,989			234,785		71,789
NET LOSS	$ (79,306)	$ (460,282)			$ (967,614)		$ (599,127)
NET LOSS PER COMMON SHARE:
Basic and diluted net loss per ordinary share (in Dollars per share)	$ (0.04)	$ (0.08)			$ (0.21)		$ (0.1)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic and diluted (in Shares)	1,948,973	6,040,579			4,636,222		6,111,000
Operating costs	$ 78,381	$ 469,271			$ 1,202,399		$ 670,916
Nukkleus Inc.
REVENUES
Revenue – general support services – related party	4,800,000	4,800,000	$ 9,600,000	$ 9,600,000		$ 19,200,000		$ 19,200,000
Revenue – financial services	833,944	289,017	1,410,332	618,032		2,313,474		86,964
Total revenues	5,633,944	5,089,017	11,010,332	10,218,032		21,513,474		19,286,964
COSTS OF REVENUES
Cost of revenue – general support services – related party	4,725,000	4,725,000	9,450,000	9,450,000		18,900,000		18,900,000
Cost of revenue – financial services	760,982	547,719	1,467,243	1,421,924		3,274,870		469,286
Total costs of revenues	5,485,982	5,272,719	10,917,243	10,871,924		22,174,870		19,369,286
GROSS PROFIT (LOSS)
Gross profit – general support services – related party	75,000	75,000	150,000	150,000		300,000		300,000
Gross profit (loss) – financial services	72,962	(258,702)	(56,911)	(803,892)		(961,396)		(382,322)
Total gross profit (loss)	147,962	(183,702)	93,089	(653,892)		(661,396)		(82,322)
OPERATING EXPENSES:
Advertising and marketing	295	163,427	49,417	198,649		420,186		17,874
Professional fees	566,336	1,209,281	1,243,439	2,264,239		4,329,988		534,836
Compensation and related benefits	197,532	129,871	357,792	255,244		508,471		153,358
Amortization of intangible assets	66,289	66,290	132,580	131,644		264,224
Other general and administrative	123,874	101,151	252,720	293,677		647,314		144,014
Impairment of equity method investment						4,310,745
Total operating expenses	954,326	1,670,020	2,035,948	3,143,453		10,480,928		850,082
LOSS FROM OPERATIONS	(806,364)	(1,853,722)	(1,942,859)	(3,797,345)		(11,142,324)		(932,404)
OTHER (EXPENSE) INCOME:
Loss from equity method investment		(70,619)		(70,619)		(689,255)
Interest expense on redeemable preferred stock								(2,625)
Amortization of debt discount								(1,545)
Other expense						(15,005)		(1,033)
Other income (expense)	715	(2,273)	3,288	(3,489)		927		761
Total other income (expense), net	715	(72,892)	3,288	(74,108)		(703,333)		(4,442)
LOSS BEFORE INCOME TAXES	(805,649)	(1,926,614)	(1,939,571)	(3,871,453)		(11,845,657)		(936,846)
INCOME TAXES
NET LOSS	(805,649)	(1,926,614)	(1,939,571)	(3,871,453)		(11,845,657)		(936,846)
COMPREHENSIVE LOSS:
Unrealized foreign currency translation (loss) gain	(2,721)	13,214	(30,704)	10,987		49,779		8,440
COMPREHENSIVE LOSS	$ (808,370)	$ (1,913,400)	$ (1,970,275)	$ (3,860,466)		$ (11,795,878)		$ (928,406)
NET LOSS PER COMMON SHARE:
Basic and diluted net loss per ordinary share (in Dollars per share)	$ 0	$ (0.01)	$ (0.01)	$ (0.01)		$ (0.03)		$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Weighted average shares outstanding, basic and diluted (in Shares)	367,175,886	354,549,624	367,175,886	345,031,364		356,133,960		257,771,553